Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current liabilities [Abstract]
Trade payables	$ 11,544	$ 13,230
Other payables	0	197
Employment tax payables	2,207	0
Accrued expenses	2,893	5,386
Trade and other payables	$ 16,644	$ 18,813